Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 23,476	$ 76,528
Restricted cash	0	126
Restricted cash included in Other non-current assets	1,127	1,138
Total cash, cash equivalents and restricted cash	$ 24,603	$ 77,792	$ 8,533	$ 17,267